Major Customers and Concentration of Credit Risk - Schedule of Revenues and Receivable Major Customers (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Sales Revenue Goods Net [Member]
Concentration risk percentage	37.00%	48.00%
Accounts Receivable [Member]
Concentration risk percentage	36.00%		34.00%
Customer A [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	16.00%	25.00%	20.00%	15.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration risk percentage			18.00%	0.00%
Customer B [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	13.00%	13.00%	13.00%	20.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration risk percentage	14.00%		18.00%	35.00%
Customer C [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	8.00%	10.00%	9.00%	11.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration risk percentage			9.00%	12.00%
Customer D [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage			8.00%	9.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration risk percentage	14.00%		5.00%
Customer E [Member] | Accounts Receivable [Member]
Concentration risk percentage	8.00%		11.00%